UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-622-7713


Signature, Place and Date of Signing:

 /s/ Stan Gonzalez__              New York, New York           October 20, 2010
--------------------             -------------------          -----------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $181,669
                                           (thousands)


List of Other Included Managers: NONE


                                                    FORM 13F INFORMATION TABLE
                                                    STG Capital Management, LP


COLUMN 1                        COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                       VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP     (X1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
AIXTRON AKTIENGESELLSCHAFT     SPONSORED ADR     009606104    278        9333    SH         Sole       None        9333
AMAZON COM INC                 COM               023135106   6973       44400    SH         Sole       None       44400
APPLE INC                      COM               037833100   6895       24300    SH         Sole       None       24300
APPLIED MATLS INC              COM               038222105   1782      152600    SH         Sole       None      152600
AUTODESK INC                   COM               052769106   4732      148000    SH         Sole       None      148000
BAIDU INC                      SPON ADR REP A    056752108   4823       47000    SH         Sole       None       47000
BMC SOFTWARE INC               COM               055921100   6477      160000    SH         Sole       None      160000
CEVA INC                       COM               157210105   4283      299492    SH         Sole       None      299492
CHECK POINT SOFTWARE TECH LT   ORD               M22465104   4805      130100    SH         Sole       None      130100
COMPUWARE CORP                 COM               205638109   2151      252510    SH         Sole       None      252510
CONCUR TECHNOLOGIES INC        COM               206708109   1518       30700    SH         Sole       None       30700
CTRIP COM INTL LTD             AMERICAN DEP SHS  22943F100   4680       98000    SH         Sole       None       98000
FINISAR CORP                   COM NEW           31787A507   3852      205000    SH         Sole       None      205000
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109   5045      208000    SH         Sole       None      208000
GLOBALSTAR INC                 COM               378973408   3410     1960000    SH         Sole       None     1960000
GOOGLE INC                     CL A              38259P508   6993       13300    SH         Sole       None       13300
GSI TECHNOLOGY                 COM               36241U106    715      124526    SH         Sole       None      124526
INTEL CORP                     COM               458140100   2196      114400    SH         Sole       None      114400
LATTICE SEMICONDUCTOR CORP     COM               518415104   8488     1786900    SH         Sole       None     1786900
MEMC ELECTR MATLS INC          COM               552715104   1435      120400    SH         Sole       None      120400
MICROSOFT CORP                 COM               594918104   7078      289000    SH         Sole       None      289000
MINDSPEED TECHNOLOGIES INC     COM NEW           602682205   8185     1053467    SH         Sole       None     1053467
NETAPP INC                     COM               64110D104   2290       46000    SH         Sole       None       46000
NETLOGIC MICROSYSTEMS INC      COM               64118B100   3335      120930    SH         Sole       None      120930
NETSCOUT SYS INC               COM               64115T104   5364      261548    SH         Sole       None      261548
NII HLDGS INC                  CL B NEW          62913F201   4644      113000    SH         Sole       None      113000
NUANCE COMMUNICATIONS INC      COM               67020Y100   3910      250000    SH         Sole       None      250000
O2MICRO INTERNATIONAL LTD      SPONS ADR         67107W100   3100      507400    SH         Sole       None      507400
OCZ TECHNOLOGY GROUP INC       COM               67086E303    855      300150    SH         Sole       None      300150
OMNIVISION TECHNOLOGIES INC    COM               682128103   2472      107300    SH         Sole       None      107300
PARAMETRIC TECHNOLOGY CORP     COM NEW           699173209   4795      245410    SH         Sole       None      245410
PROCERA NETWORKS INC           COM               74269U104    278      524200    SH         Sole       None      524200
QUALCOMM INC                   COM               747525103   7221      160000    SH         Sole       None      160000
QUANTUM CORP                   COM DSSG          747906204   1802      850000    SH         Sole       None      850000
RADWARE LTD                    ORD               M81873107   7044      205000    SH         Sole       None      205000
RAMBUS INC DEL                 COM               750917106    746       35800    SH         Sole       None       35800
RUBICON TECHNOLOGY INC         COM               78112T107   1135       50000    SH         Sole       None       50000
SAPIENT CORP                   COM               803062108   3950      330000    SH         Sole       None      330000
SILICON GRAPHICS INTL CORP     COM               82706L108   2289      295000    SH         Sole       None      295000
SILICON IMAGE INC              COM               82705T102    521      109000    SH         Sole       None      109000
SINA CORP                      ORD               G81477104   2777       54900    SH         Sole       None       54900
SONUS NETWORKS INC             COM               835916107   4357     1234300    SH         Sole       None     1234300
SOURCEFIRE INC                 COM               83616T108   1154       40000    SH         Sole       None       40000
TELLABS INC                    COM               879664100   2295      308000    SH         Sole       None      308000
TERADATA CORP DEL              COM               88076W103   4589      119000    SH         Sole       None      119000
TERREMARK WORLDWIDE INC        COM NEW           881448203   2763      267200    SH         Sole       None      267200
TEXAS INSTRS INC               COM               882508104   1599       58900    SH         Sole       None       58900
TRIQUINT SEMICONDUCTOR INC     COM               89674K103   2202      229422    SH         Sole       None      229422
VEECO INSTRS INC DEL           COM               922417100    819       23500    SH         Sole       None       23500
VICOR CORP                     COM               925815102   6569      449651    SH         Sole       None      449651


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